Leases as Restated - Summary of Undiscounted Minimum Lease Payments Receivables in Future Periods under Non-cancellable Finance Leases and Operating Leases (Details) - Within One Year - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Finance leases:
Undiscounted minimum lease payments receivables in future periods under non-cancellable finance leases	$ 94	$ 619
Operating leases:
Undiscounted minimum lease payments receivables in future periods under non-cancellable operating leases	$ 13	$ 4